Statements of Consolidated Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net decrease in fair value of derivatives, tax benefit	$ 0	$ 0	$ 10
Derivative value net loss related to cash flow hedge transactions	$ 10	$ 31	$ 72